PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2019
Provisions [abstract]
Disclosure of other provisions
The following table sets forth additional provisions to other risks recognized for the years ended December 31, 2019, 2018 and 2017.

	For the years ended December 31,
	2019	2018	2017
	(€ thousand)
Recorded in the consolidated income statement within:
Cost of sales	9,563	11,420	8,065
Selling, general and administrative costs	2,830	—	274
Total	12,393	11,420	8,339
Changes in provisions were as follows:

	At December 31, 2018	Additional provisions	Utilization	Translation differences and other	At December 31, 2019
	(€ thousand)
Warranty and recall campaigns provision	111,129	28,131	(32,584)	1,135	107,811
Legal proceedings and disputes	37,154	3,037	(14,280)	1,186	27,097
Other risks	34,256	12,393	(18,553)	2,568	30,664
Total provisions	182,539	43,561	(65,417)	4,889	165,572